FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
Future minimum lease payments as at December 31, 2025 and 2024 are as follows:

	2025		2024
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,860	3,734	4,730	4,650
After one year but not more than five years	10,180	9,494	15,267	13,764
More than five years	5,048	4,491	15,322	11,500
Balance at December 31	19,088	17,719	35,319	29,914

Amounts in $ ‘000	2025	2024
Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Convertible bond - current	(5,336)	(4,245)
Convertible bond - non-current	(92,719)	(78,154)
Net cash (debt)	83,034	86,999

Cash and cash equivalents	145,305	54,944
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Gross debt - fixed interest rates	(98,056)	(82,399)
Gross debt - variable interest rates	—	—
Net cash (debt)	83,034	86,999

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

Amounts in $ ‘000	Convertible Bond (liability)	Lease Liabilities	Total
Balance at Carrying value 1 January 2025	82,399	29,914	112,313
Movements from financing cash flows:
Interest payments	(5,067)	(1,130)	(6,197)
Principal repayments	—	(4,245)	(4,245)
	(5,067)	(5,376)	(10,442)
Other movements:
New leases, remeasurements and disposals	—	(10,743)	(10,743)
Accrued interest	9,685	1,130	10,815
Currency translation	11,038	2,794	13,833
	20,723	(6,819)	13,904
Balance at Carrying value 31 December 2025	98,056	17,719	115,775

Disclosure of maturity analysis for derivative financial liabilities
The following table provides the maturity profile of financial liabilities, the amounts presented are the gross undiscounted contractual cash flows due:

Amounts in $ ’000	Within one year	In 2-4 years	Beyond 4 years	Total	Prior year total
Trade and other payables	105,899	—	—	105,899	66,611
Lease Liabilities	3,860	9,086	6,142	19,088	35,319
Convertible Bonds	5,271	130,307	—	135,578	129,118
Total	115,030	139,393	6,142	260,565	231,048

Disclosure of fair value of financial instruments
The following table presents the assets that are measured at fair value at year-end 2025 and 2024:

	2025			2024
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Marketable securities (money market funds)	33,796	—	33,796	62,424	—	62,424
Investments in debt instruments designated as at FVTPL	—	6,703	6,703	—	3,767	3,767
Balance at December 31	33,796	6,703	40,499	—	3,767	66,191

Disclosure of financial assets at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2025		2024
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	147,293	147,293	56,449	56,449
Trade and other receivables	54,704	54,704	54,823	54,823
Liabilities:
Convertible Bond (incl. equity component)	111,890	157,481	94,624	107,899
Lease Liabilities	17,719	17,719	29,914	29,914
Trade and other payables	105,899	105,899	66,611	66,611

Disclosure of financial liabilities at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2025		2024
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	147,293	147,293	56,449	56,449
Trade and other receivables	54,704	54,704	54,823	54,823
Liabilities:
Convertible Bond (incl. equity component)	111,890	157,481	94,624	107,899
Lease Liabilities	17,719	17,719	29,914	29,914
Trade and other payables	105,899	105,899	66,611	66,611